Exhibit 99.1

KPMG LLP Suite 700 20 Pacifica Irvine, CA 92618-3391

Independent Accountants’ Agreed-Upon Procedures Report

BMW Financial Services NA, LLC (the “Company”)
J.P. Morgan Securities LLC
(together, the “Specified Parties”)
Re:            BMW Vehicle Owner Trust 2024-A – Data File and XML Data File Procedures
We have performed the procedures described below on the:
(i)
specified attributes in an electronic data file entitled “2024-A Initial pool Loans to KPMG $2.6BB (69,269) 04.16.24 to KPMG.csv” provided by the Company on April 16, 2024, containing information on 69,269 automobile retail installment sale contracts (the “Receivables”) as of March 31, 2024 (the “Data File”) and

(ii)
specified attributes in an electronic data file entitled “2024-A ALD Tape for 100 KPMG Samples 05.13.24 to KPMG.csv” provided by the Company on May 13, 2024, containing information on the Selected Receivables (defined below) as of March 31, 2024 (the “XML Data File”), which we were informed are intended to be included as collateral in the offering by BMW Vehicle Owner Trust 2024-A. The Company is responsible for the specified attributes identified by the Company in the Data File and XML Data File.
The Specified Parties have agreed to and acknowledged that the procedures performed are appropriate to meet their intended purpose of assisting specified parties in evaluating the accuracy of the specified attributes in the Data File and XML Data File. This report may not be suitable for any other purpose. No other parties have agreed to or acknowledged the appropriateness of these procedures for the intended purpose or any other purpose.
The procedures performed may not address all the items of interest to a specified party of this report and may not meet the needs of all specified parties of this report and, as such, specified parties are responsible for determining whether the procedures performed are appropriate for their purposes. We make no representation regarding the appropriateness of the procedures either for the intended purpose or for any other purpose.
Unless otherwise stated, the following definitions have been adopted in presenting our procedures and findings:
•
The term “compared” means compared to the information shown and found it to be in agreement, unless otherwise stated. Such compared information was deemed to be in agreement if differences were within the reporting threshold.

•
The term “recomputed” means recalculated and compared the result to the information shown and found it to be in agreement, unless otherwise stated. Such recomputed information was deemed to be in agreement if differences were within the reporting threshold.

•	The term “reporting threshold” means that dollar amounts were within $0.01, and dates were within 1 day, unless otherwise stated.
•	The term “Cutoff Date” means March 31, 2024.

KPMG LLP, a Delaware limited liability partnership and a member firm of the KPMG global organization of independent member firms affiliated with
KPMG International Limited, a private English company limited by guarantee.

•	The term “Title Document” means the Certificate of Title, Application for Title, Lien Statement, Electronic Title Document, Title Request Form, or Transfer Letter.
•
The term "Electronic Lien Title State List" means an electronic file entitled "ELT EIN Numbers.docx" provided by the Company on May 16, 2024, containing a list of states for which Title Documents are filed electronically.

•	The term "Company's Customer Express System" means the Company's system that contains account information such as: address, lease/loan information, and payment information and history.
•	The term "Company's Funding System" means the Company's system containing financing agreements and contracts.
•	The term "Company's Credit Flow System" means the Company's system containing customer information, credit decisions, and underwriting credit applications.
•	The term “Data File Instructions” means the instructions provided by the Company pertaining to a procedure, attribute, methodology, or value related to the Data File, as stated in Exhibit B.
•	The term “XML Data File Instructions” means the instructions provided by the Company pertaining to a procedure, attribute, methodology, or value related to the XML Data File, as stated in Exhibit C.
•
The term “Source Documents” means the following information provided by the Company for each Selected Receivable (defined below):  Motor Vehicle Installment Sale Contract, Modification Letter, Electronic Lien Title State List, Title Document, Credit Application, information obtained from the Company’s Customer Express System, Company’s Funding System, and Company’s Credit Flow System.

•	The term “Provided Information” means the Cutoff Date, Data File Instructions, XML Data File Instructions, and Source Documents.
The procedures we were instructed by the Company to perform and the associated findings are as follows:
I.	Data File Procedures
A.
We randomly selected 100 Receivables from the Data File (the “Selected Receivables”).  A listing of the Selected Receivables is attached hereto as Exhibit A.  For purposes of this procedure, the Company did not inform us of the basis they used to determine the number of Receivables we were instructed to randomly select from the Data File.

B.
For each Selected Receivable, we compared or recomputed the specified attributes in the Data File listed below to or using the corresponding information included in the Source Documents, utilizing the Data File Instructions, as applicable. The Specified Parties indicated that the absence of any of the information in the Source Documents or the inability to agree the indicated information from the Data File to the Source Documents for each of the attributes identified, utilizing the Data File Instructions as applicable, constituted an exception. The Source Documents are listed in the order of priority.

2

Attribute (Field Name in the Data File)	Source Document(s)/Data File Instructions
First Payment Date (FirstPaymentDate)	Motor Vehicle Installment Sale Contract, Company’s Customer Express System, and Data File Instructions
Original Amount Financed (FinanceAmt)	Motor Vehicle Installment Sale Contract
Current Principal Balance (RemainingBalanceAmt)	Company’s Customer Express System and Data File Instructions
New/Used Classification (NewUsedCode)	Motor Vehicle Installment Sale Contract, Company’s Funding System, and Data File Instructions
Interest Rate (APR)	Motor Vehicle Installment Sale Contract, Modification Letter
Monthly Base Payment Amount (MonthlyPaymentAmt)	Company’s Customer Express System, Motor Vehicle Installment Sale Contract, Modification Letter
Maturity Date (ContractEndDate)	Company’s Customer Express System, Motor Vehicle Installment Sale Contract, and Data File Instructions
State of Registration (GaragingStateCode)	Title Document, Customer Express System, and Data File Instructions
Vehicle Identification Number (VIN)	Motor Vehicle Installment Sale Contract
Vehicle Model Year (ModelYear)	Motor Vehicle Installment Sale Contract
Adjusted Manufacturer’s Suggested Retail Price (MSRPAmt)	Company’s Funding System, Credit Application, Motor Vehicle Installment Sale Contract
FICO Credit Score (HighestTotalCreditScore)	Company’s Credit Flow System, Company’s Funding System, and Data File Instructions
Remaining Term to Maturity (RemainingTerm)	Company’s Customer Express System and Data File Instructions
Days Past Due (MaxDaysOver)	Company’s Customer Express System and Data File I Instructions

We found such information to be in agreement except as listed in Exhibit D.
C.	For each Selected Receivable, we observed the presence of the following in the Source Documents:
•
Title Document utilizing the Data File Instructions. We did not perform any procedures to determine if the Title Document complied with the Company’s guidelines for preparation and we make no representation regarding the validity or enforceability of the security interest.

•	Signed Original Motor Vehicle Installment Sale Contract. We make no representation regarding the authenticity of the signatures.
We found such information to be present.

3

II.	XML Data File Procedures
For each Selected Receivable, we compared or recomputed the specified attributes in the XML Data File listed below to or using the corresponding information included in the Source Documents, utilizing the XML Data File Instructions, as applicable. The Specified Parties indicated that the absence of any of the information in the Source Documents or the inability to agree the indicated information from the XML Data File to the Source Documents for each of the attributes identified, utilizing the XML Data File Instructions as applicable, constituted an exception. The Source Documents are listed in the order of priority.
Attribute (Field Name in the XML Data File)	Source Document(s)/XML Data File Instructions
Receivable Number (PCD_ACCT_NBR)	Company’s Customer Express System
Origination Date (OriginationDate)	Motor Vehicle Installment Sale Contract
Original Receivable Amount (FinanceAmt)	Motor Vehicle Installment Sale Contract
Original Term to Maturity (OriginalTerm)	Motor Vehicle Installment Sale Contract
Maturity Date (ContractEndDate)	Company’s Customer Express System, Motor Vehicle Installment Sale Contract, and XML Data File Instructions
First Payment Date (FirstPaymentDate)	Motor Vehicle Installment Sale Contract, Company’s Customer Express System, and XML Data File Instructions
Subvented – Yes/No (Subvented)	Company’s Funding System, Motor Vehicle Installment Sale Contract, and XML Data File Instructions
Vehicle Model (ModelName)	Motor Vehicle Installment Sale Contract
Vehicle Model Year (ModelYear)	Motor Vehicle Installment Sale Contract
Vehicle Type (VehicleTypeCode)	Motor Vehicle Installment Sale Contract, Credit Application, and XML Data File Instructions
Original Vehicle Value (MSRPAmt)	Company’s Funding System, Credit Application, Motor Vehicle Installment Sale Contract
FICO Credit Score (HighestTotalCreditScore)	Company’s Credit Flow System, Company’s Funding System, and XML Data File Instructions
Cosigner – Yes/No (CoSignerIndicator)	Credit Application, Company’s Funding System, and XML Data File Instructions
State of Registration (GaragingStateCode)	Title Document, Customer Express System, and XML Data File Instructions
Monthly Base Payment Amount (MonthlyPaymentAmt)	Company’s Customer Express System, Motor Vehicle Installment Sale Contract, Modification Letter
Remaining Term to Maturity (RemainingTerm)	Company’s Customer Express System and XML Data File Instructions
Days Past Due (MaxDaysOver)	Company’s Customer Express System, and XML Data File Instructions

We found such information to be in agreement except as listed in Exhibit D.

4

We were engaged by the Company to perform this agreed-upon procedures engagement and conducted our engagement in accordance with attestation standards established by the American Institute of Certified Public Accountants, which involves us performing the specific procedures agreed to and acknowledged above and reporting on findings based on performing those procedures. We were not engaged to, and did not, conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on the specified attributes in the Data File and XML Data File. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported.
We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements related to our agreed-upon procedures engagement.
The procedures performed were applied based on the information included in the Data File, XML Data File, and Provided Information, without verification or evaluation of such information by us; therefore, we express no opinion or any other form of assurance regarding (i) the reasonableness of the information provided to us by the Company, (ii) the physical existence of the Receivables, (iii) the reliability or accuracy of the Provided Information which was used in our procedures, or (iv) matters of legal interpretation.
The procedures performed were not intended to address, nor did they address: (i) the conformity of the origination of the Receivables to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) the value of collateral securing any such Receivable being securitized, (iii) the compliance of the originator of the Receivables with federal, state, and local laws and regulations, or (iv) any other factor or characteristic of the Receivables that would be material to the likelihood that the issuer of the Notes will pay interest and principal in accordance with applicable terms and conditions. The procedures performed were not intended to satisfy any criteria for due diligence published by the nationally recognized statistical rating organizations (“NRSROs”).
The terms of our engagement are such that we have no responsibility to update this report because of events and circumstances that may subsequently occur.
This report is intended solely for the information and use of the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors or the NRSROs, who are not identified in the report as the Specified Parties but may have access to this report as required by law or regulation.
/s/ KPMG LLP
Irvine, California
May 23, 2024
5

Exhibit A – The Selected Receivables
Selected Receivable Number	Receivable Number	Selected Receivable Number	Receivable Number	Selected Receivable Number	Receivable Number
1	*****85171	35	*****55906	69	*****20499
2	*****80855	36	*****08637	70	*****04548
3	*****05420	37	*****04142	71	*****84951
4	*****96635	38	*****06780	72	*****02783
5	*****73176	39	*****88556	73	*****52744
6	*****34431	40	*****97334	74	*****43575
7	*****72009	41	*****57381	75	*****92999
8	*****05649	42	*****62676	76	*****53926
9	*****36732	43	*****73724	77	*****96166
10	*****63509	44	*****79259	78	*****81927
11	*****32835	45	*****44056	79	*****38318
12	*****22992	46	*****66170	80	*****10643
13	*****89164	47	*****16925	81	*****71311
14	*****70259	48	*****17549	82	*****98562
15	*****36124	49	*****01666	83	*****57890
16	*****50928	50	*****32360	84	*****28666
17	*****47595	51	*****79540	85	*****53985
18	*****51827	52	*****09785	86	*****68565
19	*****25572	53	*****47958	87	*****19434
20	*****72571	54	*****94529	88	*****69356
21	*****24582	55	*****77954	89	*****67621
22	*****75367	56	*****74776	90	*****52015
23	*****51458	57	*****60976	91	*****09486
24	*****61787	58	*****54705	92	*****06492
25	*****97255	59	*****94061	93	*****03942
26	*****83232	60	*****70566	94	*****11821
27	*****81458	61	*****91449	95	*****58057
28	*****16209	62	*****70987	96	*****28190
29	*****01092	63	*****93625	97	*****90937
30	*****50071	64	*****85854	98	*****98085
31	*****41560	65	*****32695	99	*****99563
32	*****15687	66	*****62177	100	*****64168
33	*****21115	67	*****18475
34	*****55604	68	*****39816
A-1

Exhibit B – Data File Instructions

Attribute	Data File Instructions
First Payment Date (FirstPaymentDate)	For Selected Receivable #41, compare to the Company’s Customer Express “Customer Account” tab.
Current Principal Balance (RemainingBalanceAmt)
Compare to the “Outstanding Bala” in the “Quote History” tab found in the “Customer Payoff Application” tab from the Company’s Customer Express System.
For Selected Receivables #12, 35, 75, and 93, recompute the Current Principal Balance as the difference of:
(i)      “Outstanding Balance” in the “Quote History” tab found in the “Customer Payoff Application” tab from the Company’s Customer Express System and
(ii)      “Amount” in the “Transaction Detail” tab from the Company’s Customer Express System.

New/Used Classification (NewUsedCode)	Compare to the Company’s Funding System if the vehicle was a service loaner car and deem the New/Used Classification to be “New” if the motor vehicle was a service loaner car.
Maturity Date (ContractEndDate)	For Selected Receivable #41, compare to the Company’s Customer Express “Customer Account” tab.
State of Registration (GaragingStateCode)
In the event there was no Title Document available, and the State of Registration was on the Electronic Lien Title State List, observe that the Electronic Lien Title was issued in the Company’s Customer Express System.

FICO Credit Score (HighestTotalCreditScore)
Recompute the FICO Credit Score as the greater of:
(i)      the Borrower’s Bureau Score from the Company’s Funding System, and
(ii)      the Co-Applicant Bureau Score from the Company’s Credit Flow System, if applicable.

Remaining Term to Maturity (RemainingTerm)	Recompute the Remaining Term to Maturity using the Maturity Date contained in the Company’s Customer Express System and the Cutoff Date.
Days Past Due (MaxDaysOver)
Recompute the Days Past Due as follows:
(i)      If the payment received date from the Company’s Customer Express System was before the Cutoff Date:
a.    If the payment due date from the Company’s Customer Express System was before or equal to the Cutoff Date, recompute the number of Days Past Due as the number of days between and including the Cutoff Date and the payment due date from the Company’s Customer Express System; and

B-1

Attribute	Data File Instructions

b.    if the payment due date from the Company’s Customer Express System was after the Cutoff Date, assume the number of Days Past Due to be zero.
(ii)      if the payment received date from the Company’s Customer Express System was after the Cutoff Date:
a.    if the payment due date from the Company’s Customer Express System was equal to the Cutoff Date, recompute the number of Days Past Due as the number of days between and including the Cutoff Date and the payment received date from the Company’s Customer Express System; and
b.    if the payment due date from the Company’s Customer Express System was not equal to the Cutoff Date, assume the number of Days Past Due to be zero.
(iii)          if the payment received date from the Company’s Customer Express System was equal to the Cutoff Date and the payment due date from the Company’s Customer Express System was equal to the Cutoff Date, assume the number of Days Past Due to be zero.

Title Document
Observe the Title Document for each Selected Receivable listed the Company’s security interest in the motor vehicle as “BMW Bank of North America” and named as the owner of the vehicle on the observed Title Document.
In the event the Title Document does not list “BMW Bank of North America” as the security interest and owner of the motor vehicle, observe there was a Transfer Letter issued in the Company’s Customer Express System that indicates a transfer of ownership to “BMW Bank of North America”.
In the event there was no Title Document available and the State of Registration   was on the Electronic Lien Title State List, perform the following procedures: (i) observe that the Electronic Lien Title was issued in the Company’s Customer Express System, and (ii) observe that the Company’s security interest in the motor vehicle was listed as “BMW Bank of North America” and named as the owner of the vehicle on the Registration Application.

B-2

Exhibit C – XML Data File Instructions

Attribute	XML Data File Instructions
Maturity Date (ContractEndDate)	For Selected Receivable #41, compare to the Company’s Customer Express “Customer Account” tab.
First Payment Date (FirstPaymentDate)	For Selected Receivable #41, compare to the Company’s Customer Express “Customer Account” tab.
Subvented – Yes/No (Subvented)
For the purposes of identifying if a Selected Receivable was subvented (listed as 1 (Rate subvention only), 2 (Cash Rebate only), or 98 (Rate subvention and Cash Rebate) in the (Subvented) field in the XML Data File):
(i)      If the Rate Type in the Company’s Funding System indicates “Sales Support,” the receivable is considered “subvented.”
(ii)        If the Rate Type in the Company’s Funding System is “New,” perform the following procedures:
a.     if the Contract Rate in the Company’s Funding System is not equal to the rate on the Motor Vehicle Installment Sale Contract, the receivable is considered “subvented.”
b.     if the Motor Vehicle Installment Sale Contract indicates a cash rebate ws used, the receivable is considered “subvented.”

Vehicle Type (VehicleTypeCode)
Consider a Vehicle Type (VehicleTypeCode) of “1” to be a car, a Vehicle Type (VehicleTypeCode) of “2” to be a truck, a Vehicle Type (VehicleTypeCode) of “3” to be an SUV, and a Vehicle Type (VehicleTypeCode) of “4” to be a motorcycle.

FICO Credit Score (HighestTotalCreditScore)
Recompute the FICO Credit Score as the greater of:
(i)         the Borrower’s Bureau Score from the Company’s Funding System, and
(ii)          the Co-Applicant Bureau Score form the Company’s Credit Flow System, if applicable.

Cosigner – Yes/No (CoSignerIndicator)	Consider business receivables for which an individual signed as the guarantor for the receivable to be “Yes” in the Consigner (CoSignerIndicator) field.
State of Registration (GaragingStateCode)
In the event there was no Title Document available, and the State of Registration was on the Electronic Lien Title State List, observe that the Electronic Lien Title was issued in the Company’s Customer Express System.

Remaining Term to Maturity (RemainingTerm)	Recompute the Remaining Term to Maturity using the Maturity Date contained in the Company’s Customer Express System and the Cutoff Date.
C-1

Attribute	XML Data File Instructions
Days Past Due (MaxDaysOver)
Recompute the Days Past Due as follows:
(i)    If the payment received date from the Company’s Customer Express System was before the Cutoff Date:
a.      If the payment due date from the Company’s Customer Express System was before or equal to the Cutoff Date, recompute the number of Days Past Due as the number of days between and including the Cutoff Date and the payment due date from the Company’s Customer Express System; and
b.      if the payment due date from the Company’s Customer Express System was after the Cutoff Date, assume the number of Days Past Due to be zero.
(ii)          if the payment received date from the Company’s Customer Express System was after the Cutoff Date:
a.      if the payment due date from the Company’s Customer Express System was equal to the Cutoff Date, recompute the number of Days Past Due as the number of days between and including the Cutoff Date and the payment received date from the Company’s Customer Express System; and
b.      if the payment due date from the Company’s Customer Express System was not equal to the Cutoff Date, assume the number of Days Past Due to be zero.
(iii)    if the payment received date from the Company’s Customer Express System was equal to the Cutoff Date and the payment due date from the Company’s Customer Express System was equal to the Cutoff Date, assume the number of Days Past Due to be zero.

C-2

Exhibit D – Exceptions
Selected Receivable Number	Selected Receivable	Attribute	Per Data File	Per Source Document
67	*****18475	State of Registration	LA	TX

Selected Receivable Number	Selected Receivable	Attribute	Per XML Data File	Per Source Document
67	*****18475	State of Registration	LA	TX

D-1